Share capital: (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of share capital issued
	December 31, 2024		December 31, 2023
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	41,535,755	$209,296	37,693,710	$208,406
Private placement	7,466,568	2,445	3,842,045	1,115
Issuance costs	329,899	(254)	-	(225)
Exercise of warrants	4,286,135	2,041	-	-
Balance, end of period:	53,618,357	$213,528	41,535,755	$209,296

Schedule of contributed surplus

	December 31,	December 31,
	2024	2023

Balance, beginning of period	$26,985	$26,603
Share-based compensation	487	244
Issuance costs	103	-
Exercise of warrants	434	-
Expiration of warrants	-	138

Balance, end of period	$28,009	$26,985

Schedule of earnings (loss) per share

The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	2024	2023

Issued Common Shares at beginning of year	41,535,755	37,693,710

Effect of shares issued from private placement	3,404,435	752,888
Effect of shares issued from warrant exercises	1,022,776	-
Weighted average number of basic Common Shares	45,962,966	38,446,598

Effect of share options outstanding	388,722	-
Effect of RSUs outstanding	2,520,355	-
Effect of warrants outstanding	1,652,761	-
Weighted average number of diluted Common Shares	50,524,804	38,446,598

Schedule of share options outstanding

The following tables summarize information regarding share options outstanding:

	December 31, 2024		December 31, 2023
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of period	794,443	$0.72	801,943	$0.77
Expired	(95,001)	0.70	(7,500)	0.70
Options outstanding, end of period	699,442	$0.72	794,443	$0.72

Options exercisable, end of period	699,442	$0.72	794,443	$0.72

Schedule of exercise prices and share options outstanding
Exercise Price	Options	Weighted average remaining	Options
(CDN$)	outstanding	contractual life	exercisable

0.70	528,510	2.28 years	528,510
0.80	170,932	1.88 years	170,932
	699,442	2.18 years	699,442

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	December 31,	December 31,
	2024	2023
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	2,453,744
Issued	100,000	1,325,879
Forfeitures	(100,000)	-

RSUs outstanding, end of period	3,779,623	3,779,623

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the twelve months ended December 31,	2024	2023

Employees	$254	$174
Directors and advisors	144	130
Non-cash compensation	$398	$304